COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 14. COMMITMENTS AND CONTINGENCIES

Operating Leases

On February 26, 2021 the Company executed an office lease, effective for a 12-month term beginning March 1, 2021. The lease required monthly base rent payments of $6,000 and the issuance of 5,333 shares of the Company’s common stock. The value of the common stock of $49,600 was amortized to rent expense on a monthly basis over the lease term. This lease was not renewed. The Company leased shared office space on a monthly basis with monthly rents approximating $4,500 through June 30, 2022. The Company also leased an office space for approximately $5,000 per month on a short-term (month to month) basis through a related party which terminated on June 30, 2022. The Company entered into a lease agreement to rent office space for a twelve-month period beginning July 1, 2022 with a monthly base rent of $15,736. Rent expense under office leases, including CAM charges, was $157,488 and $158,096 for the years ended December 31, 2022 and 2021, respectively.

Legal Proceedings

On December 6, 2006, Orange County Valet and Security Patrol, Inc. filed a lawsuit against us in Orange County California State Superior Court for Breach of Contract in the amount of $11,164. A default judgment was taken against us in this matter. In mid-2013, we learned the Plaintiff’s perfected the judgment against us, but we have not heard from the Plaintiffs as of December 2022. As of December 31, 2022, the Company has accrued $11,164 plus accrued interest of approximately $18,000. In the event we pay any money related to this lawsuit, IDTEC agreed, in connection with us closing a 2020 asset purchase transaction with IDTEC, to pay the amount for us in exchange for shares of our common stock.